Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Schedule of Preferred Stock Shares Authorized, Shares Issued and Outstanding, Per Share Price and Liquidation Preference

Preferred stock outstanding as of December 31, 2019 consisted of the following (in thousands, except share and per share data):

	December 31, 2019
	Shares Authorized	Shares Issued and Outstanding	Per Share Price at Issuance	Aggregate Liquidation Preference
Series A	4,120,000	4,120,000	$0.48543	$2,000
Series B	126,035,000	101,867,405	2.25000	229,202

Total preferred stock	130,155,000	105,987,405		$231,202

Preferred stock outstanding as of December 31, 2018 and 2019 consisted of the following (in thousands, except share and per share data):

	December 31, 2018
	Shares Authorized	Shares Issued and Outstanding	Per Share Price at Issuance	Aggregate Liquidation Preference
Series A	4,120,000	4,120,000	$0.48543	$2,000
Series A-1	2,000,000	1,500,000	9.00000	13,500
Series B	15,580,737	14,164,306	3.53000	50,000

Total preferred stock	21,700,737	19,784,306		$65,500

	December 31, 2019
	Shares Authorized	Shares Issued and Outstanding	Per Share Price at Issuance	Aggregate Liquidation Preference
Series A	4,120,000	4,120,000	$0.48543	$2,000
Series A-1	—	—	9.00000	—
Series B	126,035,000	101,867,405	2.25000	229,202

Total preferred stock	130,155,000	105,987,405		$231,202

Schedule of Reserved Shares of Common Stock, On An As-if-converted Basis, for Future Issuance

The Company reserved shares of common stock, on an as-if-converted basis, for future issuance as follows:

	September 30, 2020	December 31, 2019
Series A Preferred Stock	—	13,213,254
Series B Preferred Stock	—	16,488,731
Series B Preferred Stock Purchase Warrant	—	359,699
Common stock warrant	400,160	—
Restricted stock units outstanding	1,194,077	322,608
Outstanding options to purchase common stock	3,531,577	2,561,866
Available for future issuance under equity incentive plan	4,109,953	1,717,817

Total	9,235,767	34,663,975

The Company reserved shares of common stock, on an as-if-converted basis, for future issuance as follows:

	December 31, 2018	December 31, 2019
Series A Preferred Stock	13,213,254	13,213,254
Series A-1 Preferred Stock	4,810,649	—
Series B Preferred Stock	2,292,700	16,488,731
Series B Preferred Stock Purchase Warrant	229,270	359,699
Restricted stock units	85,801	322,608
Outstanding options to purchase common stock	2,537,299	2,561,866
Options available for future issuance	432,388	1,717,817

Total	23,601,361	34,663,975